Annual Fund Operating Expenses - Copley Fund - Copley Fund	Feb. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.15%

[1]	The Fund is classified for U.S. federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation (a “C Corporation”). As a C Corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. The total net tax expense for the year ended October 31, 2025 was $4,599,174.